SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)
Summary Of Significant Accounting Policies 1		$ 90,113
Summary Of Significant Accounting Policies 2		2,665
Summary Of Significant Accounting Policies 3		499,978
Summary Of Significant Accounting Policies 4		$ 160,464
Summary Of Significant Accounting Policies 5		4
Summary Of Significant Accounting Policies 6		64.00%
Summary Of Significant Accounting Policies 7		23.00%
Summary Of Significant Accounting Policies 8		18.00%
Summary Of Significant Accounting Policies 9		12.00%
Summary Of Significant Accounting Policies 10		11.00%
Summary Of Significant Accounting Policies 11		3
Summary Of Significant Accounting Policies 12		47.00%
Summary Of Significant Accounting Policies 13		14.00%
Summary Of Significant Accounting Policies 14		12.00%
Summary Of Significant Accounting Policies 15		11.00%
Summary Of Significant Accounting Policies 16		5
Summary Of Significant Accounting Policies 17		77.00%
Summary Of Significant Accounting Policies 18		19.00%
Summary Of Significant Accounting Policies 19		16.00%
Summary Of Significant Accounting Policies 20		16.00%
Summary Of Significant Accounting Policies 21		15.00%
Summary Of Significant Accounting Policies 22		11.00%
Summary Of Significant Accounting Policies 23		3
Summary Of Significant Accounting Policies 24		60.00%
Summary Of Significant Accounting Policies 25		18.00%
Summary Of Significant Accounting Policies 26		14.00%
Summary Of Significant Accounting Policies 27		14.00%
Summary Of Significant Accounting Policies 28		14.00%
Summary Of Significant Accounting Policies 29		5
Summary Of Significant Accounting Policies 30		66.00%
Summary Of Significant Accounting Policies 31		20.00%
Summary Of Significant Accounting Policies 32		16.00%
Summary Of Significant Accounting Policies 33		15.00%
Summary Of Significant Accounting Policies 34		8.00%
Summary Of Significant Accounting Policies 35		6.00%
Summary Of Significant Accounting Policies 36		3
Summary Of Significant Accounting Policies 37		56.00%
Summary Of Significant Accounting Policies 38		29.00%
Summary Of Significant Accounting Policies 39		14.00%
Summary Of Significant Accounting Policies 40		13.00%
Summary Of Significant Accounting Policies 1	$ 38,695
Summary Of Significant Accounting Policies 2	$ 90,113
Summary Of Significant Accounting Policies 3	58.00%
Summary Of Significant Accounting Policies 4	31.00%
Summary Of Significant Accounting Policies 5	18.00%
Summary Of Significant Accounting Policies 6	10.00%
Summary Of Significant Accounting Policies 7	58.00%
Summary Of Significant Accounting Policies 8	19.00%
Summary Of Significant Accounting Policies 9	15.00%
Summary Of Significant Accounting Policies 10	14.00%
Summary Of Significant Accounting Policies 11	10.00%
Summary Of Significant Accounting Policies 12	84.00%
Summary Of Significant Accounting Policies 13	29.00%
Summary Of Significant Accounting Policies 14	20.00%
Summary Of Significant Accounting Policies 15	19.00%
Summary Of Significant Accounting Policies 16	16.00%
Summary Of Significant Accounting Policies 17	64.00%
Summary Of Significant Accounting Policies 18	23.00%
Summary Of Significant Accounting Policies 19	18.00%
Summary Of Significant Accounting Policies 20	12.00%
Summary Of Significant Accounting Policies 21	11.00%
Summary Of Significant Accounting Policies 22	47.00%
Summary Of Significant Accounting Policies 23	14.00%
Summary Of Significant Accounting Policies 24	12.00%
Summary Of Significant Accounting Policies 25	11.00%
Summary Of Significant Accounting Policies 26	77.00%
Summary Of Significant Accounting Policies 27	19.00%
Summary Of Significant Accounting Policies 28	16.00%
Summary Of Significant Accounting Policies 29	16.00%
Summary Of Significant Accounting Policies 30	15.00%
Summary Of Significant Accounting Policies 31	11.00%